Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Income tax (provision) benefit	$ (23,134,000)	$ (23,862,000)	$ (33,654,000)	$ (39,298,000)	$ (68,612,000)	$ (114,337,000)	$ 9,481,000
Additional Income tax expense, including interest and penalties					1,400,000
Additional Income tax expense, including interest and penalties for open tax years					11,800,000
Interest and penalties associated with uncertain tax positions					2,500,000	400,000	40,000
Cumulative amount of temporary differences related to investments in foreign subsidiaries					$ 170,000,000
MEXICO [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforward period	10 years